SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Intangible Assets and Liabilities) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Amortization of intangible assets	$ 1,700,000	$ 1,700,000	$ 1,700,000
Amortization of intangible liabilities	1,000,000	1,000,000	1,000,000
Amortization expense (revenue):
2014	17,000
2015	(791,000)
2016	(953,000)
2017	(953,000)
2018	$ (953,000)